Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
The nominal amounts of obligations from future minimum lease payments for assets leased under operating lease agreements have the following maturity:

Maturity	December 31, 2018
(In thousands)
2019	$9,222
2020	7,519
2021	6,508
2022	5,873
2023	4,597
2024 and thereafter	12,549
Total	$46,268

Schedule of Contractual Purchase Commitments
To safeguard the supply of raw materials, contractual purchase commitments under long-term supply agreements for raw materials, primarily oil and gas, are in place with the following maturities:

Maturity	December 31, 2018
(In thousands)
2019	$157,311
2020 to 2023	233,706
2024 and thereafter	—
Total	$391,017